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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21043


                            Pioneer High Income Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  March 31

Date of reporting period:  December 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


              Pioneer High Income Trust
              SCHEDULE OF INVESTMENTS 12/31/07 (unaudited)

 Principal
  Amount
  USD ($)                                                             Value
              COLLATERIZED MORTGAGE OBLIGATIONS - 0.3% of Net Assets
              Diversified Financials - 0.3%
  1,245,000   DB Master Finance LLC, 8.285%, 6/20/31 (144A)        $1,257,614
              TOTAL COLLATERIZED MORTGAGE OBLIGATIONS
              (Cost $1,267,943)                                    $1,257,614

              CORPORATE BONDS & NOTES - 121.6% of Net Assets
              Energy - 15.7%
              Oil & Gas Drilling - 3.2%
  4,400,000   DDI Holding AS, 9.3%, 1/19/12 (144A)                 $4,554,000
  2,500,000   Norse Energy Corp. ASA, 6.5%, 7/14/11 (144A)          2,075,000
  3,000,000   Norse Energy Corp. ASA, 10.0%, 7/13/10                  546,976
 11,500,000   Petrojack AS, 11.0%, 4/19/10                          2,096,743
  3,500,000   Skeie Drilling & Production ASA, 11.25%, 3/8/13 (144A)3,412,500
                                                                   $12,685,219
              Oil & Gas Equipment & Services - 1.5%
    600,000(a)DP Producer AS, 11.141%, 12/5/11 (144A)              $  576,000
  1,100,000   Nexus 1 Pte, Ltd., 10.5%, 3/7/12 (144A)               1,100,000
 11,500,000   Norwegian Energy Co. AS, 11.0%, 7/13/10 (144A)        2,086,153
  2,000,000   Sevan Marine ASA, 9.25%, 12/20/11 (144A)              2,050,000
                                                                   $5,812,153
              Integrated Oil & Gas - 0.5%
  2,070,000   Tristan Oil, Ltd., 10.5%, 1/1/12 (144A)              $1,987,200

              Oil & Gas Exploration & Production - 5.9%
  6,584,000   Baytex Energy, Ltd., 9.625%, 7/15/10                 $6,715,680
  1,250,000   Hilcorp Energy I, LP, 9.0%, 6/1/16 (144A)             1,293,750
  4,500,000   Methanex Corp., 8.75%, 8/15/12                        4,826,250
  1,610,000   Parallel Petroleum Corp., 10.25%, 8/1/14 (144A)       1,610,000
    500,000(a)PetroProd, Ltd., 11.248%, 1/12/12 (144A)                482,500
  5,300,000   PetroQuest Energy, Inc., 10.375%, 5/15/12             5,459,000
  3,135,000   Stone Energy Corp., 6.75%, 12/15/14                   2,907,712
                                                                   $23,294,892
              Oil & Gas Refining & Marketing - 3.9%
  6,075,000   Aventine Renewable Energy Holdings, Inc., 10.0%, 4/1/$5,528,250
  3,200,000   Biofuel Energy ASA, 10.0%, 6/7/12                     3,168,000
  1,275,000(a)Ohio Air Quality Development Authority Revenue, 10.36%1,198,500
  1,425,000   VeraSun Energy Corp., 9.375%, 6/1/17 (144A)           1,243,313
  4,280,000   VeraSun Energy Corp., 9.875%, 12/15/12                4,312,100
                                                                   $15,450,163
              Oil & Gas Storage & Transportation - 0.5%
  2,130,000   SemGroup L.P., 8.75%, 11/15/15 (144A)                $2,023,500

              Coal & Consumable Fuels - 0.2%
    845,000   Massey Energy Co., 6.875%, 12/15/13                  $  796,413
              Total Energy                                         $62,049,540

              Materials - 19.3%
              Commodity Chemicals - 2.8%
  4,635,000   ARCO Chemical Co., 9.8%, 2/1/20                      $4,495,950
  4,860,000(l)Georgia Gulf Corp., 10.75%, 10/15/16                  3,256,200
  3,150,000   Invista, 9.25%, 5/1/12 (144A)                         3,260,250
                                                                   $11,012,400
              Diversified Chemicals - 2.0%
  4,950,000   Basell Finance Co., 8.1%, 3/15/27 (144A)             $3,762,000
    350,000   Ineos Group Holdings Plc, 7.875%, 2/15/16 (144A)        427,285
  2,500,000   Ineos Group Holdings Plc., 8.5%, 2/15/16 (144A)       2,225,000
  1,190,000   Nell AF S.a.r.l., 8.375%, 8/15/15 (144A)              1,487,565
                                                                   $7,901,850
              Specialty Chemicals - 1.8%
  3,000,000   Hexion US Finance Corp./Hexion Nova Scotia Finance UL$3,240,000
    785,000   MacDermid, Inc., 9.5%, 4/15/07 (144A)                   737,900
  3,300,000   Tronox Worldwide LLC, 9.5%, 12/1/12                   3,184,500
                                                                   $7,162,400
              Construction Materials - 2.6%
  4,500,000   AGY Holding Corp., 11.0%, 11/15/14 (144A)            $4,365,000
    825,000   Blaze Recycling & Metals LLC, 10.875%, 7/15/12 (144A)   759,000
  1,500,000   Panolam Industries International, 10.75%, 10/1/13     1,305,000
  4,185,000   U.S. Concrete, Inc., 8.375%, 4/1/14                   3,661,875
                                                                   $10,090,875
              Paper Packaging - 3.2%
  5,450,000   Exopack Holding Corp., 11.25%, 2/1/14                $5,341,000
  5,540,000   Graphic Packaging International, Inc., 9.5%, 8/15/13  5,470,750
  2,150,000   U.S. Corrugated, Inc., 10.0%, 6/1/13                  1,978,000
                                                                   $12,789,750
              Aluminum - 1.4%
  2,035,000   Aleris International, Inc., 10.0%, 12/15/16          $1,648,350
  1,200,000   Asia Aluminum Holdings, Ltd., 8.0%, 12/23/11 (144A)   1,158,000
  3,180,000   Indalex Holding Corp., 11.5%, 2/1/14                  2,798,400
                                                                   $5,604,750
              Diversified Metals & Mining - 3.2%
  3,300,000   American Rock Salt Co. LLC, 9.5%, 3/15/14            $3,366,000
  3,000,000   FMG Finance Pty., Ltd., 10.625%, 9/1/16 (144A)        3,435,000
  1,505,000(a)Noranda Aluminium Acquisition Corp., 8.738%, 5/15/15 (1,264,200
  3,050,000   PNA Group, Inc., 10.75%, 9/1/16 (144A)                2,867,000
  1,870,000(a)PNA Intermediate Holding Corp., 11.869%, 2/15/13 (144A1,692,350
                                                                   $12,624,550
              Steel - 1.9%
  4,205,000   Algoma Acquisition Corp., 9.875%, 6/15/15 (144A)     $3,448,100
  2,900,000   CSN Islands VIII Corp., 9.75%, 12/16/13 (144A)        3,248,000
    760,000   Ryerson Inc., 12.0%, 11/1/15 (144A)                     750,500
                                                                   $7,446,600
              Forest Products - 0.4%
  1,645,000   Mandra Forestry Holdings, Ltd., 12.0%, 5/15/13 (144A)$1,533,963
              Total Materials                                      $76,167,138

              Capital Goods - 9.3%
              Building Products - 1.9%
  6,135,000(a)Builders FirstSource, Inc., 9.119%, 2/15/12          $5,337,450
  2,500,000   Industrias Unidas SA de CV, 11.5%, 11/15/16 (144A)    2,050,000
                                                                   $7,387,450
              Electrical Components & Equipment - 0.7%
    660,000   Baldor Electric Co., 8.625%, 2/15/17                 $  679,800
  2,220,000(c)Caiua Servicos Electricidad SA, 11.125% (144A)        2,167,275
                                                                   $2,847,075
              Heavy Electrical Equipment - 2.3%
  4,790,000   Altra Industrial Motion, 9.0%, 12/1/11               $4,861,850
  3,975,000   Hawk Corp., 8.75%, 11/1/14                            4,034,625
                                                                   $8,896,475
              Construction & Farm Machinery & Heavy Truck - 4.4%
  4,900,000   Accuride Corp., 8.5%, 2/1/15                         $3,969,000
    740,000   Allison Transmission Inc., 11.0%, 11/1/15 (144A)        667,850
  1,115,000(b)Allison Transmission Inc., 11.25%, 11/1/15 (144A)       946,759
  3,250,000   Commercial Vehicle Group, Inc., 8.0%, 7/1/13          2,941,250
  1,520,000   Esco Corp., 8.625%, 12/15/13 (144A)                   1,520,000
  1,750,000   Greenbrier Companies, Inc., 8.375%, 5/15/15           1,671,250
  1,500,000(d)Stanadyne Corp., 0.0%, 2/15/15                        1,155,000
  4,690,000   Stanadyne Corp., 10.0%, 8/15/14                       4,525,850
                                                                   $17,396,959
              Total Capital Goods                                  $36,527,959

              Commercial Services & Supplies - 6.5%
              Diversified Commercial & Professional Services - 3.3%
  3,500,000   Allied Security Escrow, 11.375%, 7/15/11             $3,290,000
  9,000,000   NCO Group, Inc., 11.875%, 11/15/14                    8,370,000
  1,565,000   Park-Ohio Industries, Inc., 8.375%, 11/15/14          1,392,850
                                                                   $13,052,850
              Environmental & Facilities Services - 3.2%
  4,088,000   Clean Harbors, Inc., 11.25%, 7/15/12                 $4,389,490
  2,440,000   Industrias Metalurgicas Pescarmona SA, 11.25%, 10/22/12,308,850
  5,800,000   Waste Services, Inc., 9.5%, 4/15/14                   5,655,000
                                                                   $12,353,340
              Total Commercial Services & Supplies                 $25,406,190

              Transportation - 5.1%
              Air Freight & Logistics - 1.0%
  2,000,000   CEVA Group Plc, 10.0%, 9/1/14 (144A)                 $2,055,000
  1,545,000   CEVA Group Plc, 10.0%, 12/1/16 (144A)                 1,908,746
                                                                   $3,963,746
              Airlines - 0.6%
    932,505   American Airlines, Inc., 7.379%, 11/23/17            $  867,230
    817,814   Continental Airlines, Inc., Series B, 8.499%, 11/1/12   811,681
  1,000,000(c)GOL Finance, 8.75% (144A)                               930,000
                                                                   $2,608,911
              Marine - 2.9%
  8,000,000   Seabulk International, Inc., 9.5%, 8/15/13           $8,460,000
  2,900,000   Trailer Bridge, Inc., 9.25%, 11/15/11                 2,896,375
                                                                   $11,356,375
              Railroads - 0.6%
  2,250,000   Kansas City Southern de Mexico, 9.375%, 5/1/12       $2,356,875
              Total Transportation                                 $20,285,907

              Automobiles &  Components - 1.2%
              Auto Parts & Equipment - 1.2%
  5,965,000(l)Cooper-Standard Automotive, Inc., 8.375%, 12/15/14   $4,727,262
              Total Automobiles & Components                       $4,727,262

              Consumer Durables & Apparel - 1.2%
              Homebuilding - 0.4%
  2,000,000   Meritage Homes Corp., 6.25%, 3/15/15                 $1,390,000

              Housewares & Specialties - 0.8%
  3,450,000(l)Yankee Acquisition Corp., 9.75%, 2/15/17             $3,156,750
              Total Consumer Durables & Apparel                    $4,546,750

              Consumer Services - 4.4%
              Casinos & Gaming - 3.9%
  2,000,000   Buffalo Thunder Development Authority, 9.375%, 12/15/$1,780,000
  2,050,000   Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las1,778,375
  1,675,000   Galaxy Entertainment Finance Co., Ltd., 9.875%, 12/15/1,767,125
  4,500,000   Little Traverse Bay Bands of Odawa Indians, 10.25%, 2/4,522,500
  1,700,000   Pokagon Gaming Authority, 10.375%, 6/15/14 (144A)     1,827,500
  1,750,000   Shingle Springs Tribal Gaming Authority, 9.375%, 6/15/1,697,500
  2,450,000   Trump Entertainment Resorts, Inc., 8.5%, 6/1/15       1,865,062
                                                                   $15,238,062
              Hotels, Resorts & Cruise Lines - 0.5%
  2,000,000(a)HRP Myrtle Beach Operations LLC, 9.894%, 4/1/12 (144A$1,905,000
              Total Consumer Services                              $17,143,062

              Media - 5.5%
              Broadcasting & Cable Television - 2.5%
  3,200,000   CCH I Holdings LLC, 11.0%, 10/1/15                   $2,608,000
  1,500,000   CCH II Holdings LLC, 10.25%, 9/15/10                  1,462,500
  3,750,000   Kabel Deutschland GMBH, 10.75%, 7/1/14                5,852,779
                                                                   $9,923,279
              Publishing - 3.0%
  2,336,366(b)AAC Group Holding Corp., 14.75%, 10/1/12             $2,137,775
  4,835,000   Sheridan Acquisition Corp., 10.25%, 8/15/11           4,835,000
  1,400,000   TL Acquisitions, Inc., 10.5%, 1/15/15 (144A)          1,345,750
  3,700,000(d)Visant Holding Corp., 0.0%, 12/1/13                   3,459,500
                                                                   $11,778,025
              Total Media                                          $21,701,304

              Retailing - 2.8%
              Distributors - 1.4%
  4,735,000   Intcomex, Inc., 11.75%, 1/15/11                      $4,853,375
    820,000   KAR Holdings, Inc., 10.0%, 5/1/15 (144A)                731,850
                                                                   $5,585,225
              General Mechandise Store - 0.2%
  1,000,000(l)Central Garden & Pet Co., 9.713%, 2/1/13             $  857,500

              Specialty Stores - 1.2%
  4,615,000(l)Sally Holdings LLC, 10.5%, 11/15/16                  $4,545,775
              Total Retailing                                      $10,988,500

              Food & Staples Retailing - 0.8%
              Drug Retail - 0.8%
  3,350,000   Duane Reade, Inc., 9.75%, 8/1/11                     $3,023,375
              Total Food & Staples Retailing                       $3,023,375

              Food, Beverage & Tobacco - 3.2%
              Brewers - 1.7%
  5,885,000   Cia Brasileira de Bebida, 10.5%, 12/15/11            $6,848,963

              Agricultural Products - 0.3%
  1,000,000(c)Cosan SA Industria e Comercio, 8.25% (144A)          $  925,000

              Packaged Foods & Meats - 0.9%
    775,000   Bertin, Ltd., 10.25%, 10/5/16 (144A)                 $  808,945
    500,000   Marfrig Overseas, Ltd., 9.625%, 11/16/16 (144A)         496,875
  2,410,000   Minerva Overseas, Ltd., 9.5%, 2/1/17 (144A)           2,307,575
                                                                   $3,613,395
              Tobacco - 0.3%
  1,230,000   Alliance One International, Inc., 8.5%, 5/15/12 (144A$1,199,250
              Total Food, Beverage & Tobacco                       $12,586,608

              Health Care Equipment & Services - 6.8%
              Health Care Equipment & Services - 0.6%
  2,875,000   Accellent, Inc., 10.5%, 12/1/13                      $2,415,000

              Health Care Supplies - 0.7%
  2,900,000(a)Medical Services Co., 12.743%, 10/15/11              $2,653,500

              Health Care Services - 2.4%
  2,160,000   AMR HoldCo/Emcare HoldCo, 10.0%, 2/15/15             $2,278,800
  4,055,000   Rural/Metro Corp., 9.875%, 3/15/15                    3,933,350
  1,880,000(b)Surgical Care Affiliates, Inc., 8.875%, 7/15/15 (144A)1,710,800
  1,475,000   Surgical Care Affiliates, Inc., 10.0%, 7/15/17 (144A) 1,342,250
                                                                   $9,265,200
              Health Care Facilities - 2.0%
  1,200,000   Community Health Systems, 8.875%, 7/15/15            $1,222,500
  3,800,000   Hanger Orthopedic Group, Inc., 10.25%, 6/1/14         3,895,000
  2,555,000(b)HCA Inc., 9.625%, 11/15/16                            2,701,913
    130,000   Psychiatric Solutions, Inc., 7.75%, 7/15/15             129,675
                                                                   $7,949,088
              Managed Health Care - 1.1%
  4,400,000   Multiplan, Inc., 10.375%, 4/15/16 (144A)             $4,378,000
              Total Health Care Equipment & Services               $26,660,788

              Pharmaceuticals & Biotechnology & Life Sciences - 3.1% Biotechnology - 0.7%
  3,500,000(l)Angiotech Pharmaceuticals, Inc., 7.75%, 4/1/14       $2,931,250

              Pharmaceuticals - 2.4%
  2,000,000   Phibro Animal Health Corp., 10.0%, 8/1/13 (144A)     $2,000,000
  3,000,000   Phibro Animal Health Corp., 13.0%, 8/1/14 (144A)      3,000,000
  4,317,000   Warner Chilcott Corp., 8.75%, 2/1/15                  4,446,510
                                                                   $9,446,510
              Total Pharmaceuticals & Biotechnology & Life Sciences$12,377,760

              Banks - 0.4%
              Diversified Banks - 0.4%
  1,750,000(a)ALB Finance BV, 9.375%                               $1,197,088
    400,000(a)Banco Macro SA, 10.75%, 6/7/12                          281,880
                                                                   $1,478,968
              Total Banks                                          $1,478,968

              Diversified Financials - 5.6%
              Specialized Finance - 2.1%
  7,950,000   GATX Financial Corp., 8.875%, 6/1/09                 $8,258,985

              Consumer Finance - 2.9%
  4,770,000   ACE Cash Express, Inc., 10.25%, 10/1/14 (144A)       $4,603,050
  1,300,000   AmeriCredit Corp., 8.5%, 7/1/15 (144A)                  991,250
  3,000,000   Ford Motor Credit Co., 7.875%, 6/15/10                2,768,001
  3,000,000(a)Ford Motor Credit Co., 9.693%, 4/15/12                2,950,116
                                                                   $11,312,417
              Investment Banking & Brokerage - 0.6%
  2,305,000(b)LVB Acquisition Merger Sub, Inc., 10.375%, 10/15/17 ($2,229,229
              Total Diversified Financials                         $21,800,631

              Insurance - 4.9%
              Insurance Brokers - 1.6%
  2,640,000   Alliant Holdings I Inc., 11.0%, 5/1/15 (144A)        $2,508,000
  3,465,000   HUB International Holdings, Inc., 10.25%, 6/15/15 (1442,945,250
    885,000   U.S.I. Holdings Corp., 9.75%, 5/15/15 (144A)            712,425
                                                                   $6,165,675
              Life & Health Insurance - 1.4%
  5,725,000   Presidential Life Corp., 7.875%, 2/15/09             $5,667,750

              Multi-Line Insurance - 1.3%
  5,300,000   Allmerica Financial Corp., 7.625%, 10/15/25          $5,121,125

              Reinsurance - 0.6%
    275,000(a)Atlas Reinsurance Plc, 14.953%, 1/10/11 (144A)       $  402,064
    375,000(a)Blue Fin, Ltd., 9.275% 4/10/12 (144A)                   375,000
    750,000(a)Foundation Re, Ltd., 9.005%, 11/24/08 (144A)            734,925
    500,000(a)Residential Reinsurance 2005, 13.574%, 6/6/08 (144A)    499,700
    250,000(a)Residential Reinsurance 2006, 15.124%, 6/5/09 (144A)    255,775
                                                                   $2,267,464
              Total Insurance                                      $19,222,014

              Real Estate - 0.0%
              Real Estate Management & Development - 0.0%
    225,000(a)Alto Palermo SA, 11.0%, 6/11/12 (144A)               $  176,062
              Total Real Estate                                    $  176,062

              Software & Services - 3.6%
              IT Consulting & Other Services - 1.1%
      4,450(e)MSX International UK/MXS International Business Servi$4,138,500

              Data Processing & Outsourced Services - 2.2%
  3,215,000   First Data Corp., 9.875%, 9/24/15 (144A)             $2,989,950
    640,000   iPayment, Inc., 9.75%, 5/15/14                          598,400
  5,745,000   Pegasus Solutions, Inc., 10.5%, 4/15/15 (144A)        5,055,600
                                                                   $8,643,950
              Application Software - 0.2%
    810,000   Open Solutions, Inc., 9.75%, 2/1/15 (144A)           $  738,112

              Systems Software - 0.1%
    605,000   Vangent Inc., 9.625%, 2/15/15                        $  518,788
              Total Software & Services                            $14,039,350

              Technology Hardware & Equipment - 3.7%
              Computer Hardware - 0.7%
  3,245,000   Activant Solutions, Inc., 9.5%, 5/1/16               $2,806,925

              Office Electronics - 3.0%
 11,830,000   Xerox Capital Trust I, 8.0%, 2/1/27                  $11,815,047
              Total Technology Hardware & Equipment                $14,621,972

              Semiconductors & Semiconductor Equipment - 0.6%
              Semiconductors - 0.6%
  1,000,000(a)Freescale Semiconductor, Inc., 9.875%, 12/15/14      $  850,000
  2,000,000(l)Freescale Semiconductor, Inc., 10.125%, 12/15/16      1,650,000
              Total Semiconductors & Semiconductor Equipment       $2,500,000

              Telecommunication Services - 12.6%
              Alternative Carriers - 0.8%
  3,120,000   PAETEC Holding Corp., 9.5%, 7/15/15 (144A)           $3,042,000

              Integrated Telecommunication Services - 1.2%
  4,070,000   GC Impsat Holdings I Plc, 9.875%, 2/15/17 (144A)      3,866,500
    691,000   Tele Norte Leste Participacoes SA, 8.0%, 12/18/13       718,640
                                                                   $4,585,140
              Wireless Telecommunication Services - 10.6%
  4,165,000   Broadview Networks Holdings, Inc., 11.375%, 9/1/12   $4,342,013
  1,625,000   Cell C Property, Ltd., 11.0%, 7/1/15 (144A)           1,389,375
  2,855,000(a)Cleveland Unlimited, Inc., 13.241%, 12/15/10 (144A)   2,997,750
  6,900,000   Cricket Communications, Inc., 9.375%, 11/1/14         6,468,750
  1,500,000   Digicel, Ltd., 9.25%, 9/1/12 (144A)                   1,528,200
  2,500,000(a)Hellas Telecommunications Luxembourg II, 10.993%, 1/152,356,250
  5,000,000   Hughes Network Systems LLC, 9.5%, 4/15/14             5,062,500
  2,200,000(d)Inmarsat Finance II Plc, 0.0%, 11/15/12               2,136,750
  3,200,000(d)Intelsat Intermediate Holding Co., Ltd., 0.0%, 2/1/15 2,616,000
  3,230,000   Mobile Telesystems, 9.75%, 1/30/08 (144A)             3,231,615
  3,000,000(a)Rural Cellular Corp., 10.661%, 11/1/12                3,060,000
  3,200,000   Stratos Global Corp., 9.875%, 2/15/13                 3,376,000
  3,020,000   True Move Co, Ltd., 10.75%, 12/16/13 (144A)           3,050,200
                                                                   $41,615,403
              Total Telecommunication Services                     $49,242,543

              Utilities - 5.3%
              Electric Utilities - 4.2%
  2,000,000   Aes Chivor SA ESP, 9.75%, 12/30/14 (144A)            $2,200,000
  3,800,000   Intergen NV, 9.0%, 6/30/17 (144A)                     3,999,500
  1,500,000   Mirant JPSCo. Finance, Ltd., 11.0%, 7/6/16 (144A)     1,620,000
  4,208,170   Ormat Funding Corp., 8.25%, 12/30/20                  4,208,170
  4,540,000   White Pine Hydro Portfolio LLC, 7.26%, 7/20/15 (144A) 4,706,359
                                                                   $16,734,029
              Multi - Utilities - 0.5%
  2,175,000(a)Power Contract Financing III LLC, 1.332%, 2/5/10 (144$1,881,375

              Independent Power Producers & Energy Traders - 0.6%
  2,345,000   Texas Computer Electric Hold LLC, 10.25%, 11/1/15 (14$2,321,550
              Total Utilities                                      $20,936,954
              TOTAL CORPORATE BONDS & NOTES
              (Cost $482,550,391)                                  $478,210,637

              CONVERTIBLE BONDS & NOTES - 0.3% of Net Assets
              Software & Services - 0.3%
              Systems Software - 0.3%
  1,400,000   Macrovision Corp., 2.625%, 8/15/11 (144A)            $1,319,500
              TOTAL CONVERTIBLE BONDS & NOTES
              (Cost $1,400,000)                                    $1,319,500

              MUNICIPAL BONDS - 7.5% of Net Assets
              Indiana  - 1.5%
  1,650,000   East Chicago Industrial Pollution Control Revenue, 7.$1,680,228
  4,250,000   Indiana Development Finance Authority Revenue, 5.75%, 4,280,855
                                                                   $5,961,083
              Michigan - 0.0%
  3,000,000   Wayne Charter County, Special Airport Facilities Reve$        0


              New Jersey - 2.4%
  4,525,000   New Jersey Economic Development Authority Revenue, 7.$4,552,874
  4,000,000 + Tobacco Settlement Financing Corp., 7.0%, 6/1/41      4,696,400
                                                                   $9,249,274
              New York - 0.9%
  3,475,000   New York City Industrial Development Agency, British $3,650,314

              North Carolina  - 1.6%
  4,800,000   Charlotte, Special Facilities Revenue, Charlotte/Doug$4,290,288
  2,000,000   Charlotte, Special Facilities Revenue, Charlotte/Dougl2,055,160
                                                                   $6,345,448
              Texas - 1.1%
  3,200,000(f)San Antonio, Texas, Electric & Gas, RIB, 7.415%, 2/1/$4,232,160

              TOTAL MUNICIPAL BONDS
              (Cost $23,133,596)                                   $29,438,279

              MUNICIPAL COLLATERALIZED DEBT OBLIGATION - 0.8% of Net Assets 3,300,000(g)Non-Profit Preferred Funding Trust I, 12.5%, 9/15/37 $3,208,029
              TOTAL MUNICIPAL COLLATERALIZED DEBT OBLIGATION
              (Cost $3,293,400)                                    $3,208,029

              SOVEREIGN DEBT OBLIGATIONS - 2.5% of Net Assets
              Brazil - 0.9%
4,800,000,0(d)Banco Nacional de Desenvolimento Bndes, 8.0%, 4/28/10$3,769,388

              Ecuador - 0.9%
  3,515,000(d)Federal Republic of Ecuador, 10.0%, 8/15/30 (144A)   $3,400,763

              Russia - 0.7%
  2,296,800(d)Russia Government International Bond, 7.5%, 3/31/30  $2,631,214
              TOTAL SOVEREIGN DEBT OBLIGATIONS
              (Cost $6,175,736)                                    $9,801,365

              FLOATING RATE LOAN INTERESTS - 3.6% of Net Assets (h)
              Energy - 0.3%
              Oil & Gas Exploration & Production - 0.3%
    710,000   SandRidge Energy, Inc., Term Loan, 8.625%-8.854%, 4/1$  702,900
    300,000   Venoco, Inc., Second Lien Term Loan, 8.938%, 9/20/11    294,000
              Total Energy                                         $  996,900

              Materials - 0.5%
              Steel - 0.5%
  2,288,500   Niagara Corp., Term Loan, 9.809%, 6/29/14            $2,025,322
              Total Materials                                      $2,025,322

              Capital Goods - 0.6%
              Building Products - 0.5%
  2,000,000   Custom Building Products, Inc., Second Lien Term Loan$1,900,000

              Construction & Farm Machinery & Heavy Trucks - 0.1%
    397,920   Rental Service Corp., Second Lien Initial Term Loan, $  391,952
              Total Capital Goods                                  $2,291,952

              Consumer Durables & Apparel - 0.4%
              Homebuilding - 0.4%
  2,850,000   LandSource Communities Development LLC, Second Lien T$1,638,750
              Total Consumer Durables & Apparel                    $1,638,750

              Consumer Services - 0.4%
              Casinos & Gaming - 0.4%
  2,500,000   New World Gaming Partners Holdings, Ltd., Advance Sec$2,162,500
              Total Consumer Services                              $2,162,500

              Household & Personal Products - 0.1%
              Household Products - 0.1%
    500,000   Huish Detergents, Inc., Second Lien Term Loan, 9.45%,$  402,500
              Total Household & Personal Products                  $  402,500

              Diversified Financials - 0.8%
              Other Diversified Financial Services - 0.8%
  2,137,768(b)Louis Topco, Ltd., Term Loan, 12.474%, 6/1/17        $3,038,273
              Total Diversified Financials                         $3,038,273

              Insurance - 0.5%
              Insurance Brokers - 0.5%
  2,250,000   AmWins Group, Inc., Second Lien Initial Term Loan, 11$1,856,250
              Total Insurance                                      $1,856,250

              TOTAL FLOATING RATE LOAN INTERESTS
              (Cost $16,518,327)                                   $14,412,447

              FIXED RATE LOAN INTERESTS - 0.3% of Net Assets
              Energy - 0.3%
              Oil & Gas Exploration & Production - 0.3%
  1,070,000   SandRidge Energy, Inc., Term Loan, 8.625%, 4/1/15    $1,067,325
              TOTAL FIXED RATE LOAN INTERESTS
              (Cost $1,070,000)                                    $1,067,325

  Shares      COMMON STOCKS - 0.5% of Net Assets
              Transportation - 0.3%
              Airlines  - 0.3%
     71,082   Northwest Airlines Corp.                             $1,031,400
              Total Transportation

              Pharmaceuticals & Biotechnology & Life Sciences - 0.2% Pharmaceuticals - 0.2%
     17,818   Teva Pharmaceutical Industries, Ltd. (A.D.R.)        $  828,180
              Total Pharmaceuticals & Biotechnology & Life Sciences
              TOTAL COMMON STOCKS
              (Cost $2,886,220)                                    $1,859,580

              WARRANTS - 0.2% of Net Assets (i)
              Energy - 0.2%
              Oil & Gas Drilling - 0.2%
  2,500,000   Norse Energy Corp. ASA - CW11, Expires 7/14/11       $  667,606

              Oil & Gas Exploration & Production - 0.0%
    150,592   Biofuel Energy ASA- Expires 6/7/12                   $        0
              Total Energy                                         $  667,606

              Materials - 0.0%
              Forest Products - 0.0%
      1,645(g)Mandra Forestry Holdings, Ltd. - CW13, Expires 5/15/1$        0
              Total Materials                                      $        0

              Transportation - 0.0%
              Railroads - 0.0%
      4,525   Atlantic Express Transportation Corp., Expires 4/15/0$   56,562
              Total Transportation                                 $   56,562

              TOTAL WARRANTS
              (Cost $523,408)                                      $  724,168

               TEMPORARY CASH INVESTMENTS - 4.9% of Net Assets
              Security Lending Collateral - 4.9%
 19,207,491   Securities Lending Investment Fund, 5.189%           $19,207,491
              TOTAL TEMPORARY CASH INVESTMENTS
              (Cost $19,207,491)                                   $19,207,491
              TOTAL INVESTMENTS IN SECURITIES - 142.5%
              (Cost $558,026,512) (j) (k)                          $560,506,435
              OTHER ASSETS AND LIABILITIES - (4.1)%                $-16,219,244
              PREFERRED SHARES AT REDEMPTION VALUE,
              INCLUDING DIVIDENDS PAYABLE - (38.4)%                $-151,043,134
              NET ASSETS APPLICABLE TO COMMON SHAREOWNERS - 100.0% $393,244,057



        NR    Security not rated by S&P or Moody's.

    (144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2007, the value of these securities amounted to
              $189,947,907 or 48.3% of total net assets applicable to common shareowners.

         +    Prerefunded bonds have been collateralized by U.S. Treasury securities or U.S. Government Agencies which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.

       (a) Floating rate note. The rate shown is the rate at December 31, 2007.

       (b) Represents a pay-in-kind security which may pay interest in additional principal.

       (c)    Security is a perpetual bond and has no definite maturity date.

       (d) Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date.
              The rate shown is the rate at December 31, 2007.

       (e)    Security is priced as a unit.

       (f) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The rate shown is the rate at December 31, 2007.

       (g) Indicates a security that has been deemed illiquid. The aggregate cost of illiquid securities is
               $3,293,400. The aggregate value $3,208,029
represents 0.8% of the net assets.

       (h) Floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major
              European banks, such as LIBOR (London InterBank Offered Rate),
(ii) the prime rate offered by one or more major United States banks,
              (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the accruing rate at December 31, 2007.

       (i)    Non-income producing.

       (j) At December 31, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $558,284,236 was as follows:

              Aggregate gross unrealized gain for all investments in which
                 there is an excess of value over tax cost         $26,217,910

              Aggregate gross unrealized loss for all investments in which
                 there is an excess of tax cost over value          -23,995,711
              Net unrealized gain                                  $2,222,199
              For financial reporting purposes net unrealized gain was $2,479,923 and cost of investments aggregated $558,026,512.


       (k) Distribution of investments by country of issue, as a percentage of total holdings, is as follows:
              United States                                              74.9%
              Norway                                                      4.5
              Brazil                                                      3.6
              Cayman Islands                                              2.9
              Mexico                                                      2.3
              Netherlands                                                 2.2
              United Kingdom                                              1.6
              Luxembourg                                                  1.4
              Canada                                                      1.1
              Bermuda                                                     1.0
              Thailand                                                    0.8
              Australia                                                   0.6
              Ecuador                                                     0.6
              Argentina                                                   0.5
              Virgin Islands                                              0.5
              Colombia                                                    0.4
              Ireland                                                     0.4
              Russia                                                      0.3
              South Africa                                                0.2
              Israel                                                      0.1
              Singapore                                                   0.1
                                                                        100.0%
       (l)    At December 31, 2007, the following securities were out on loan:

 Principal
    Amount    Description                                            Market
Value
  2,605,000   Angiotech Pharmaceuticals, Inc., 7.75%, 4/1/14       $2,181,688
    990,000   Central Garden & Pet Co., 9.713, 2/1/13                 848,925
  1,120,000   Cooper-Standard Automotive, Inc., 8.375%, 12/15/14      887,600
  1,980,000   Freescale Semiconductor, Inc., 10.125%, 12/15/16      1,633,500
  1,569,490   Georgia Gulf Corp., 10.75%, 10/15/16                  1,051,558
  4,568,850   Sally Holdings LLC, 10.5%, 11/15/16                   4,500,317
  4,237,200   VeraSun Energy Corp., 9.875%, 12/15/12                4,268,979
  3,415,500   Yankee Acquisition Corp., 9.75%, 2/15/17              3,125,183
                                                                   $18,497,750


RIB           Residual Interest Bonds


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer High Income Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date February 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date February 29, 2008



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date February 29, 2008

* Print the name and title of each signing officer under his or her signature.